PROPERTY, PLANT AND EQUIPMENT - VIU Cash Generating Units (Details)	Dec. 31, 2017 $ / MMBTU $ / bbl $ / $	Dec. 31, 2016 $ / MMBTU $ / bbl $ / $
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.27	1.33
Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.29
Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.23	1.25
Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.22	1.21
Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.20	1.18
Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.19	1.18
Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.18	1.18
Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.18	1.18
Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.18	1.18
Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.18	1.18
Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.18	1.18
Crude Oil
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	71.36	68.33
Crude Oil | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	73.44	72.32
Crude Oil | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	75.47	76.05
Crude Oil | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	80.49	79.54
Crude Oil | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	82.38	82.82
Crude Oil | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	84.22	88.60
Crude Oil | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	86.01	90.37
Crude Oil | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	88.85	92.18
Crude Oil | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	90.62	94.02
Crude Oil | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	92.43	95.90
Crude Oil | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
AECO Natural Gas
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	2.52	3.47
AECO Natural Gas | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	2.93	3.42
AECO Natural Gas | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.22	3.59
AECO Natural Gas | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.51	3.93
AECO Natural Gas | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.75	4.01
AECO Natural Gas | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.85	4.17
AECO Natural Gas | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.95	4.27
AECO Natural Gas | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	4.11	4.43
AECO Natural Gas | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	4.27	4.52
AECO Natural Gas | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	4.35	4.61
AECO Natural Gas | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
Butane
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	51.38	47.83
Butane | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	52.88	52.07
Butane | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	54.34	54.75
Butane | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	57.96	57.27
Butane | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	59.31	59.63
Butane | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	60.64	63.79
Butane | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	61.93	65.07
Butane | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	63.97	66.37
Butane | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	65.25	67.69
Butane | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	66.55	69.05
Butane | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
Propane
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	35.68	23.92
Propane | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	36.72	25.31
Propane | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	35.85	26.62
Propane | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	36.22	27.84
Propane | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	37.07	28.99
Propane | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	37.90	31.01
Propane | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	38.70	31.63
Propane | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	39.98	32.26
Propane | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	40.78	32.91
Propane | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	41.60	33.57
Propane | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
Condensate
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	74.93	75.17
Condensate | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	77.12	79.55
Condensate | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	79.25	83.65
Condensate | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	84.52	87.50
Condensate | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	86.50	91.11
Condensate | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	88.43	97.46
Condensate | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	90.31	99.41
Condensate | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	93.29	101.39
Condensate | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	95.15	103.42
Condensate | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	97.06	105.49
Condensate | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%